Fair Value Measurements - Summary of Activity for Liabilities Measured at Fair Value Using Level 3 Inputs (Detail) (USD $)	12 Months Ended				3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Warrant Restructuring	Dec. 31, 2012 Warrants Exercised	Mar. 31, 2013 Significant Unobservable Inputs (Level 3)	Mar. 31, 2012 Significant Unobservable Inputs (Level 3)
Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Beginning Balance	$ 11,113,000	$ 4,270,000			$ 12,549,000	$ 11,113,000
Derivative financial instruments reclassified to equity upon amendment		(6,415,000)
Issuances of derivative financial instruments	6,544,000	2,870,000			268,000	2,001,000
Warrant restructuring/exercised			2,485,000	(55,000)
Unrealized (gain) loss related to change in fair value	(7,538,000)	10,388,000			(5,299,000)	(1,580,000)
Ending Balance	$ 12,549,000	$ 11,113,000			$ 7,518,000	$ 11,534,000